Net Income (Loss) Per Share - Schedule of Earning Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 24, 2014	Sep. 25, 2013	Sep. 24, 2014	Sep. 25, 2013	Dec. 25, 2013	Dec. 26, 2012
Numerator:
Net income (loss)	$ 25,849	$ 918	$ 37,888	$ 1,268	$ (16,873)	$ (7,865)
Denominator:
Weighted-average shares outstanding - basic	34,221,829	28,712,622	30,549,979	28,712,622
Weighted-average shares outstanding - diluted	37,171,670	29,564,795	33,499,820	29,564,795
Denominator:
Weighted average shares outstanding					28,712,622	28,712,194
Net Loss Per Share					$ (0.59)	$ (0.27)
Net income per share - basic	$ 0.76	$ 0.03	$ 1.24	$ 0.04
Net income per share - diluted	$ 0.70	$ 0.03	$ 1.13	$ 0.04
Anti-dilutive securities not considered in diluted EPS calculation		218,356		218,356